INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Reconciliation of the PRC statutory tax rate to the effective tax rate
Income before provision for income tax	$ 154,580,964	$ 136,902,200	$ 77,242,373
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 38,645,241	$ 34,225,550	$ 19,310,593
Effect of non-deductible expenses	1,853,002	1,331,053	(239,953)
Effect of income tax exemptions and preferential tax rates	(26,256,983)	(12,830,838)	(14,267,821)
Effect of income tax rate difference in other jurisdictions	16,575,113	10,159,093	5,489,742
Change in valuation allowance	3,249,316	597,886	(924,020)
Provision for income tax	$ 34,065,689	$ 33,482,744	$ 9,368,541